Consolidated Statements of Comprehensive Loss In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Net loss	$ (137)	(7,447)	(938)	(8,082)
Net unrealized gain/(loss) on available-for-sale securities, net of realized gain and net of tax effect of Rs. 19 million, Rs. 1 million and Rs. 1 million in fiscal 2011, 2012 and 2013.		4	(3)	(24)
Foreign currency translation adjustment	(66)	(3,621)	(4,184)	(228)
Effective portion of fair value gain/(loss) on derivative instrument designated as cash flow hedge		(16)	268	(31)
Funded status on employee benefit plans net of tax effect of Rs. 94 million, Rs. 150 million and Rs. 208 million in fiscal 2011, 2012 and 2013.	(10)	(527)	(349)	227
Other comprehensive loss, net of tax	(76)	(4,160)	(4,268)	(56)
Comprehensive loss	(213)	(11,607)	(5,206)	(8,138)
Comprehensive Loss attributable to Tata Communications Limited	(207)	(11,288)	(731)	(8,150)
Comprehensive Loss attributable to non-controlling interest	(6)	(319)	(4,475)	12
Comprehensive loss	$ (213)	(11,607)	(5,206)	(8,138)